Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000024630 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000024630 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000024630 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024630 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024630 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024630 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000024630 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000024631 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000024631 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000024631 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024631 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024631 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024631 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000024631 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	57.60%